32. RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
International Operations & Services (USA)
Disclosure of transactions between related parties [line items]
Purchase of goods	$ 0.0	$ 37.2
International Operation & Services (UY) SA
Disclosure of transactions between related parties [line items]
Purchase of goods	67.4	27.3
Hudson News Distributors
Disclosure of transactions between related parties [line items]
Purchase of goods	12.2	15.6
Hudson RPM
Disclosure of transactions between related parties [line items]
Purchase of goods	8.5	5.0
Dufry International AG, Franchise fees expense
Disclosure of transactions between related parties [line items]
Other services received	(50.6)	(42.9)
World Duty Free Group SA, Franchise fees expense
Disclosure of transactions between related parties [line items]
Other services received	0.0	(7.2)
Dufry Finance SNC, Interest expenses
Disclosure of transactions between related parties [line items]
Other services received	0.0	(26.6)
Dufry International AG, Interest expenses
Disclosure of transactions between related parties [line items]
Other services received	(28.6)	(2.5)
Dufry Financial Services B.V., Interest expenses
Disclosure of transactions between related parties [line items]
Other services received	(0.9)	0.0
Dufry Management AG, IT expenses
Disclosure of transactions between related parties [line items]
Other services received	(1.3)	0.0
World Duty Free Group SA, Service fee expenses
Disclosure of transactions between related parties [line items]
Other services received	(0.2)	0.0
Dufry International AG, Debt waiver
Disclosure of transactions between related parties [line items]
Other operational income	9.4	0.0
Nuance Group (Chicago) LLC?2
Disclosure of transactions between related parties [line items]
Other operational income		$ 0.0
Sales of services	$ 0.9